UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-08012

Government Obligations Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)

(Registrant’s Telephone Number, Including Area Code)	(617) 482-8260

Date of Fiscal Year End	October 31

Date of Reporting Period	July 31, 2008

Item 1. Schedule of Investments

Government Obligations Portfolio	as of July 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage -Backed Securities — 104.7%

Mortgage Pass-Throughs — 93.8%

	Principal
	Amount
Security	(000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
5.00%, with maturity at 2014	$2,891		$2,923,160
5.50%, with various maturities to 2017	13,659		13,933,339
6.00%, with various maturities to 2026	14,772		15,236,676
6.50%, with various maturities to 2028	28,862		30,057,641
6.87%, with maturity at 2024	324		337,782
7.00%, with various maturities to 2026	29,992		31,420,759
7.09%, with maturity at 2023	1,221		1,292,489
7.25%, with maturity at 2022	1,994		2,124,671
7.31%, with maturity at 2027	528		565,766
7.50%, with various maturities to 2029	22,109		23,534,779
7.63%, with maturity at 2019	851		916,094
7.75%, with maturity at 2018	54		57,578
7.78%, with maturity at 2022	277		299,038
7.85%, with maturity at 2020	656		711,263
8.00%, with various maturities to 2028	21,000		22,696,568
8.13%, with maturity at 2019	1,319		1,439,770
8.15%, with maturity at 2021	448		489,898
8.25%, with various maturities to 2017	205		222,818
8.50%, with various maturities to 2027	9,463		10,353,866
8.75%, with various maturities to 2016	28		29,509
9.00%, with various maturities to 2027	14,422		15,922,458
9.25%, with various maturities to 2017	319		342,018
9.50%, with various maturities to 2026	4,219		4,712,787
9.75%, with various maturities to 2018	25		26,211
11.00%, with maturity at 2015	43		48,077
13.50%, with maturity at 2010	7		7,384
15.00%, with maturity at 2011	0	(1)	552
			$179,702,951
Federal National Mortgage Assn.:
0.25%, with maturity at 2014	$1		$781
4.00%, with maturity at 2014	1,069		1,065,624
4.168%, with various maturities to 2026 (2)	4,764		4,762,190
4.245%, with maturity at 2022 (2)	3,252		3,249,685
4.361%, with various maturities to 2035 (2)(3)	44,309		44,236,143
4.376%, with maturity at 2035 (2)	2,837		2,836,916
4.422%, with maturity at 2036 (2)	3,081		3,085,858
4.50%, with various maturities to 2018 (3)	83,679		82,675,396
4.53%, with maturity at 2033 (2)	6,104		6,101,466
4.572%, with maturity at 2036 (2)	1,177		1,184,476
5.00%, with various maturities to 2027	6,727		6,797,051
5.50%, with various maturities to 2034 (2)	89,641		90,885,660
6.00%, with various maturities to 2031	22,036		22,602,123
6.50%, with various maturities to 2029	78,889		82,082,900
6.519%, with maturity at 2025 (4)	499		519,490
7.00%, with various maturities to 2031	38,763		40,794,097
7.25%, with various maturities to 2023	72		75,248
7.50%, with various maturities to 2029	15,112		16,069,183
7.86%, with maturity at 2030 (4)	59		64,216
7.875%, with maturity at 2021	1,225		1,328,659
8.00%, with various maturities to 2027	18,293		19,800,979
8.25%, with various maturities to 2025	557		610,475
8.33%, with maturity at 2020	1,292		1,407,432
8.50%, with various maturities to 2027	6,748		7,362,535
8.636%, with maturity at 2021 (4)	173		186,768
8.75%, with various maturities to 2016	81		82,716

9.00%, with various maturities to 2030	$2,308	$2,543,538
9.00%, with maturity at 2010 (4)	33	34,174
9.125%, with maturity at 2011	35	36,285
9.25%, with various maturities to 2016	33	34,027
9.50%, with various maturities to 2030	4,471	4,973,040
9.75%, with maturity at 2019	36	39,325
9.958%, with maturity at 2021 (4)	116	132,914
10.00%, with maturity at 2012	25	26,933
10.021%, with maturity at 2025 (4)	94	104,489
10.066%, with maturity at 2021 (4)	115	131,594
10.219%, with maturity at 2023 (4)	192	218,402
10.221%, with maturity at 2021 (4)	184	208,357
10.284%, with maturity at 2020 (4)	156	173,312
10.706%, with maturity at 2025 (4)	88	99,069
11.00%, with maturity at 2010	4	4,358
11.391%, with maturity at 2019 (4)	174	194,979
11.50%, with maturity at 2012	52	55,832
11.613%, with maturity at 2018 (4)	233	261,206
11.724%, with maturity at 2025 (4)	70	79,582
12.418%, with maturity at 2021 (4)	96	107,915
12.676%, with maturity at 2015 (4)	197	226,761
13.00%, with maturity at 2010	16	16,398
		$449,570,557
Government National Mortgage Assn.:
5.125%, with various maturities to 2027 (2)	$1,006	$1,013,902
6.50%, with maturity at 2024	102	105,636
7.00%, with various maturities to 2025	31,809	33,699,663
7.25%, with maturity at 2022	42	44,262
7.50%, with various maturities to 2025	10,695	11,428,212
8.00%, with various maturities to 2027	19,708	21,403,885
8.25%, with maturity at 2019	222	243,055
8.30%, with maturity at 2020	62	67,549
8.50%, with various maturities to 2018	3,334	3,640,760
9.00%, with various maturities to 2027	10,633	11,942,661
9.50%, with various maturities to 2026	7,837	8,881,864
		$92,471,449
Total Mortgage Pass-Throughs (identified cost $720,514,869)		$721,744,957

Collateralized Mortgage Obligations — 10.2%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$420	$438,182
Series 1822, Class Z, 6.90%, 3/15/26	2,692	2,790,157
Series 1896, Class Z, 6.00%, 9/15/26	1,405	1,430,049
Series 2075, Class PH, 6.50%, 8/15/28	727	747,708
Series 2091, Class ZC, 6.00%, 11/15/28	3,255	3,306,361
Series 2102, Class Z, 6.00%, 12/15/28	835	844,513
Series 2115, Class K, 6.00%, 1/15/29	4,074	4,152,906
Series 2142, Class Z, 6.50%, 4/15/29	1,519	1,560,905
Series 2245, Class A, 8.00%, 8/15/27	15,296	16,388,022
		$31,658,803
Federal National Mortgage Assn.:
Series G-8, Class E, 9.00%, 4/25/21	$573	$628,708
Series G92-44, Class ZQ, 8.00%, 7/25/22	703	755,187
Series G93-36, Class ZQ, 6.50%, 12/25/23	21,751	22,636,080
Series 1993-16, Class Z, 7.50%, 2/25/23	813	863,941
Series 1993-39, Class Z, 7.50%, 4/25/23	1,992	2,105,089
Series 1993-149, Class M, 7.00%, 8/25/23	1,029	1,076,111
Series 1993-250, Class Z, 7.00%, 12/25/23	588	611,764
Series 1994-42, Class K, 6.50%, 4/25/24	9,033	9,324,130
Series 1994-82, Class Z, 8.00%, 5/25/24	3,428	3,698,165
Series 1997-81, Class PD, 6.35%, 12/18/27	1,231	1,260,469
Series 2000-49, Class A, 8.00%, 3/18/27	1,673	1,813,640

Federal National Mortgage Assn. (continued):
Series 2002-1, Class G, 7.00%, 7/25/23	$1,347	$1,408,385
		$46,181,669
Government National Mortgage Assn.,
Series 1998-19, Class ZB, 6.50%, 7/20/28	$1,036	1,066,083
Total Collateralized Mortgage Obligations (identified cost $78,482,300)		$78,906,555

Commercial Mortgage-Backed Securities — 0.7%

	Principal
	Amount
Security	(000’s omitted)	Value
GS Mortgage Securities Corp. II, Series 2001-Rock, Class A2FL,
2.82%, with maturity at 2018 (5)(6)	$5,500	$5,484,475
		$5,484,475
Total Commercial Mortgage-Backed Securities (identified cost $5,522,834)		$5,484,475
Total Mortgage-Backed Securities (identified cost $804,520,003)		$806,135,987

U.S. Treasury Obligations — 1.0%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bond, 7.125%, 2/15/23 (7)	$6,000	$7,653,282
Total U.S. Treasury Obligations (identified cost $6,237,125)		$7,653,282

Short-Term Investments — 0.6%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Managment Portfolio, 2.23% (8)	$4,605	$4,604,583
Total Short-Term Investments (identified cost $4,604,583)		$4,604,583
Total Investments — 106.3% (identified cost $815,361,711)		$818,393,852
Other Assets, Less Liabilities — (6.3)%		$(48,815,266)
Net Assets — 100.0%		$769,578,586

(1)	Less than $1,000.
(2)	Adjustable rate mortgage.
(3)

All or a portion of this security was on loan at July 31, 2008. At July 31, 2008, the value of the securities loaned and the value of the collateral amounted to $52,576,757 and $53,662,900, respectively.

(4)	Weighted average fixed-rate coupon that changes/updates monthly.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2008, the aggregate value of the securities is $5,484,475 or 0.7% of the Portfolio’s net assets.

(6)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2008.
(7)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(8)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments.  The rate shown is the annualized seven-day yield as of July 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2008 was $477,337.

A summary of financial instruments at July 31, 2008 is as follows:

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
9/08	925 10 Year U.S. Treasury Note	Long	$104,149,760	$106,216,015	$2,066,255
9/08	300 5 Year U.S. Treasury Note	Long	33,026,831	33,400,781	373,950
					$2,440,205

At July 31, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$824,173,266
Gross unrealized appreciation	$4,110,775
Gross unrealized depreciation	(9,890,189)
Net unrealized depreciation	$(5,779,414)

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Government Obligations Portfolio

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date:	September 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date:	September 23, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 23, 2008